Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Balance Sheets	BALANCE SHEETS
	As of September 30,
	2023	2022
ASSETS
Cash	$235,014	$4,170
Short-term investments	780,000	—
Due from subsidiaries	10,630,138	1,870,008
Prepaid expenses and other current assets, net	105,000	—
Prepaid expenses and other noncurrent assets, net	163,589	92,722
Investment in subsidiaries	11,103,806	2,967,699
Total Assets	$23,017,547	$4,934,599
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	$62,157	$49,973
Total current liabilities	62,157	49,973
Equity:
Common stock (US$0.000002 par value, 25,000,000,000 shares authorized, 25,926,155 and 23,618,037 shares issued and outstanding as of September 30, 2023 and 2022, respectively)	52	47
Additional paid-in capital	16,035,229	5,112,181
Statutory reserves	368,271	39,620
Accumulated deficit	6,551,838	(267,222)
Total equity	22,955,390	4,884,626
Total liabilities and shareholders’ equity	$23,017,547	$4,934,599

Schedule of Statements of Operations and Comprehensive Income (Loss)	STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
	For the Years Ended September 30,
	2023	2022	2021(a)
Operating expenses:
General and administrative expenses	(611,474)	(83,073)	—
Equity income (loss) in subsidiaries	7,163,312	(184,149)	—
Net income (loss)	6,551,838	(267,222)	—
Foreign currency translation adjustment	—	—	—
Comprehensive income (loss)	$6,551,838	$(267,222)	$—

(a)	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.

Statements of Cash Flows	STATEMENTS OF CASH FLOWS
	For the Years Ended September 30,
	2023	2022	2021(a)
Net cash used in investing activities	$(10,621,341)	$(1,903,038)	$—
Net cash provided by financing activities	10,852,185	1,907,208	—
Effect of exchange rate changes on cash	—	—	—
Net increase in cash	230,844	4,170	—
Cash at the beginning of the year	4,170	—	—
Cash at the end of the year	$235,014	4,170	$—

(a)	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.